Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 TTD ($)	Oct. 28, 2019	Oct. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 4,681				$ 4,043
Par value	4,592				4,093
Subordinated indebtedness sold short (held) for trading purposes, at par value	3				37
Subordinated indebtedness sold short (held) for trading purposes	3				37
Subordinated indebtedness net of trading purposes, at par value	4,595				4,130
Subordinated indebtedness net of trading purposes	4,684				4,080
July 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 34				34
Interest rate	5.75%	5.75%	5.75%
Contractual maturity date	July 11, 2024
Par value	$ 34				34
July 11, 2024 [member] | Fixed interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 175
October 28, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value					986
Interest rate	3.00%	3.00%	3.00%	3.00%
Contractual maturity date	October 28, 2024
At par	Oct. 28, 2019
Par value					1,000
January 26, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 991				966
Interest rate	3.42%	3.42%	3.42%
Contractual maturity date	January 26, 2026
At par	Jan. 26, 2021
Par value	$ 1,000				1,000
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,533				1,479
Interest rate	3.45%	3.45%	3.45%
Contractual maturity date	April 4, 2028
At par	Apr. 04, 2023
Par value	$ 1,500				1,500
May 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 40				38
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2029
Par value	$ 25				25
June 19, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,494
Interest rate	2.95%	2.95%	2.95%
Contractual maturity date	June 19, 2029
At par	Jun. 19, 2024
Par value	$ 1,500
January 7, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 200				178
Interest rate	11.60%	11.60%	11.60%
Contractual maturity date	January 7, 2031
At greater of Canada Yield Price and par	January 7, 1996
Par value	$ 200				200
May 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 149				132
Interest rate	10.80%	10.80%	10.80%
Contractual maturity date	May 15, 2031
At greater of Canada Yield Price and par	May 15, 2021
Par value	$ 150				150
May 25, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 42				39
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2032
Par value	$ 25				25
May 25, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 44				40
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2033
Par value	$ 25				25
May 25, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 46				42
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2035
Par value	$ 25				25
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	July 31, 2084
At par	Jul. 27, 1990
July 31, 2084 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 85				86
Interest rate basis	Floating
Par value	$ 85				86
July 31, 2084 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 65
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	August 31, 2085
At par	Aug. 20, 1991
August 31, 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 23				23
Interest rate basis	Floating
Par value	$ 23				$ 23
August 31, 2085 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 17